Consolidated Statement of Changes in Equity - CAD ($)	Share capital [Member]	Share-based payment reserve [Member]	AOCL [Member]	Deficit [Member]	Total
Beginning Balance at Dec. 31, 2018	$ 53,870,374	$ 7,255,441	$ 0	$ (54,329,010)	$ 6,796,805
Beginning Balance (Shares) at Dec. 31, 2018	43,149,015
Exercise of warrants	$ 1,176,000				1,176,000
Exercise of warrants (Shares)	11,970,000
Exercise of options	$ 45,168	(7,668)			37,500
Exercise of options (Shares)	375,000
Stock-based compensation		515,620			515,620
Comprehensive loss for the year				(1,663,674)	(1,663,674)
Ending Balance at Dec. 31, 2019	$ 55,091,542	7,763,393	0	(55,992,684)	6,862,251
Ending Balance (Shares) at Dec. 31, 2019	55,494,015
Exercise of warrants	$ 2,709,668				2,709,668
Exercise of warrants (Shares)	10,790,835
Exercise of options	$ 1,410,500				1,410,500
Exercise of options (Shares)	4,060,000
Transfer on the exercise of warrants	$ 2,700	(2,700)			0
Transfer on the exercise of options	958,903	(958,903)			0
Stock-based compensation		615,545			615,545
Comprehensive loss for the year			(933)	(2,021,798)	(2,022,731)
Ending Balance at Dec. 31, 2020	$ 60,173,313	$ 7,417,335	$ (933)	$ (58,014,482)	$ 9,575,233
Ending Balance (Shares) at Dec. 31, 2020	70,344,850